BONDS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disclosure Bonds Abstract
BONDS

NOTE 9 – BONDS

The Group issued corporate bonds through various banks, which consist of the following:

	Thousands of Yen				Thousands of Yen
	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of September 30, 2024	Balance as of March 31, 2024
Lender 1	¥100,000	9/26/2022	9/26/2025	0.56%	¥36,000	¥52,000
Lender 2	100,000	9/25/2020	9/25/2025	0.83%	20,000	30,000
Aggregate outstanding principal balances					56,000	82,000
Less: unamortized bond issuance costs					(2,750)	(4,110)
Less: current portion					(53,250)	(49,270)
Non-current portion					¥-	¥28,620

Interest expenses for corporate bonds were ¥1,442 thousand and ¥1,475 thousand for the six months ended September 30, 2024 and 2023, respectively.

NOTE 8 – BONDS

The Group issued corporate bonds through various banks, which consist of the following:

	Thousands of Yen				Thousands of Yen
	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of March 31, 2024	Balance as of March 31, 2023
Lender 1	¥100,000	9/26/2022	9/26/2025	0.56%	¥52,000	¥84,000
Lender 2	100,000	9/25/2020	9/25/2025	0.83%	30,000	50,000
Aggregate outstanding principal balances					82,000	134,000
Less: unamortized bond issuance costs					(4,110)	(6,801)
Less: current portion					(49,270)	(49,309)
Non-current portion					¥28,620	¥77,890

Interest expenses for corporate bonds were ¥2,991 thousand and ¥3,780 thousand for the years ended March 31, 2024 and 2023, respectively.